         As filed with the Securities and Exchange Commission on June 28, 2011
                                            1933 Act Registration No. 333-159954
                                             1940 Act Registration No. 811-21029
                                                              CIK No. 0001164757

 SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 4

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 50

        Lincoln Life & Annuity Flexible Premium Variable Life Account Y
                           (Exact Name of Registrant)

                        American Legacy AssetEdgeSM VUL

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                           (Exact Name of Depositor)

                         100 Madison Street, Suite 1860
                               Syracuse, NY 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                               Syracuse, NY 13202
                    (Name and Address of Agent for Service)

                                    Copy to:
                                John L. Reizian
                  The Lincoln National Life Insurance Company
                               350 Church Street
                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:
  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
                 Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the
Registrant for the fiscal year ending
December 31, 2010 was filed March 18, 2011.

It is proposed that this filing will become effective:
/x/ immediately upon filing pursuant to paragraph (b)
/ / on May 1, 2011 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be
 December 22, 2010.

Supplement Dated June 28, 2011
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account Y

American Legacy SVUL-IV
American Legacy PreservationEdge SVUL
American Legacy AssetEdge VUL
American Legacy VULdb-II
American Legacy VULcv-III
American Legacy VULcv-IV
American Legacy VULdb-IV
American Legacy SVUL-III

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account Y

American Legacy SVUL-IV
American Legacy PreservationEdge SVUL
American Legacy AssetEdge VUL
American Legacy VULcv-III
American Legacy VULcv-IV
American Legacy VULdb-IV

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Variable Insurance Products Trust (“LVIP”) has made a correction to some of their fees.  As a result, the minimum total annual operating expenses as shown in Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund assets) has changed to 0.54%.

The Prospectus and Statement of Additional Information, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of Lincoln Life & Annuity Flexible Premium Variable Life Account Y, as submitted with Post-Effective Amendment No. 3 to Registration Statement on Form N-6 filed on April 20, 2011 (File No. 333-159954), are incorporated herein by reference.

                           PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account  (1)

(2) Not applicable.

(3) (a) Principal Underwriting Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc (3)

     (b) Selling Group Agreement (1)

(4) (a) Policy Form LN698 NY (14)

     (b) Change of Insured Rider - Policy Form LN496 NY (5)

     (c) Estate Tax Repeal Rider - Policy Form LR511 NY (6)

     (d) Overloan Protection Rider - Policy Form LR540 (7)

     (e) Waiver of Monthly Deduction Rider - Policy Form LR436 LNY, LR437 LNY (8)

(5) (a) Application - Policy Form LFF06300-18 (4)

(6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New York (10)

     (b) Bylaws of Lincoln Life & Annuity Company of New York (10)

(7) Form of Reinsurance Contracts (7)

(8) Fund Participation Agreement, and amendments thereto, between The Lincoln National Life Insurance Company and:

(a) American Fund Insurance Series(2)

(b) LVIP Variable Insurance Products Trust(2)

(9) (a) Accounting and Financial Administrative Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (12)

   (b) Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004 (11)

(10) Not applicable.

(11) Opinion and Consent of Counsel (Filed herewith)

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

(15) Not applicable.

(16) Not applicable.

(17) Compliance Procedures (13)

___________________________

(1) Incorporated by reference to Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-81886) filed on May 10, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(3) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 (File No. 333-145531) filed on November 16, 2007.

(4) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-155333) filed on November 13, 2008.

(5) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-52194) filed on November 13, 2001.

(7) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008

(8) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42507) filed on December 17, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 42 on Form N-4  (File No. 333-18419) filed on June 21, 2011.

(10) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 333-77496) filed on April
     2, 2007.

(11) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.

(12) Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(13) Incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

Item 27. Directors and Officers of the Depositor

Name                                         Positions and Offices with Depositor
--------------------------------   -----------------------------------------------------------------------
Charles C. Cornelio**                     Executive Vice President and Chief Administrative Officer and Director
Frederick J. Crawford**                  Executive Vice President and Director
Dennis R. Glass**                          President and Director
George W. Henderson, III                 Director
Granville Capital
300 North Greene Street
Greensboro, NC 27401
Mark E. Konen***                         Senior Vice President and Director
M. Leanne Lachman                        Director
870 United Nations Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia                            Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 South Crouse Avenue
Syracuse, NY 13244
Patrick S. Pittard                             Director
20 Cates Ridge
Atlanta, GA 30327
Robert O. Sheppard*                              Second Vice President, Secretary and General Counsel
Randal J. Freitag**                                 Executive Vice President, Chief Financial Officer and Director

   * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

     ** Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

      *** Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (9)

Item 29. Indemnification

     (a) Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions.   Indemnification is permitted by, and is subject to the requirements of, New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item  28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and  will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. currently serves as Principal  Underwriter for; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable  Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                                 Positions and Offices with Underwriter
------------------------           ------------------------------------------------------------
Anant Bhalla*           Vice President and Treasurer
Patrick J. Caulfield**        Vice President, Chief Compliance Officer and Senior Counsel
Joel Schwartz*          Vice President and Director
Patricia Insley*         Vice President and Director
Keith S. Ryan***        Vice President and Chief Financial Officer
Wilford H. Fuller*             President, Chief Executive Officer and Director
Linda Woodward***       Secretary

      * Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

         ** Principal business address is 350 Church Street, Hartford, CT 06103

  *** Principal business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

   **** Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

     (c) N/A

Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202.  All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated hereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account Y, has duly caused this Post-Effective Amendment 4 to the Registration Statement on Form N-6 (File No.: 333-159954; 811-21029; CIK0001164757) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 28th day of June, 2011.

Lincoln Life & Annuity Flexible Premium
Variable Life Account Y
(Registrant)

/s/ Joshua R. Durand
By: ___________________________________
      Joshua R. Durand
      Assistant Vice President
Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

/s/ Joshua R. Durand

By:  __________________________________
                                                             Joshua R. Durand
      Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment 4 to the Registration Statement (File No.: 333-159954; 811-21029; CIK: 0001164757) has been signed below on June 28, 2011, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________                          Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio

/s/ Frederick J. Crawford *
______________________________                         Executive Vice President and Director
Frederick J. Crawford

/s/ C. Phillip Elam II *
______________________________                        Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Robert W. Dineen *
______________________________                       Director
Robert W. Dineen

/s/ Randal J. Freitag *
______________________________                       Executive Vice President, Chief Financial Officer and Director
Randal J. Freitag

/s/ George W. Henderson, III *
______________________________                        Director
George W. Henderson, III

/s/ Mark E. Konen *
______________________________                       Director
Mark E. Konen

/s/ M. Leanne Lachman *
______________________________                       Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                        Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                        Director
Patrick S. Pittard

/s/ John L. Reizian
*By:________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-of-Attorney filed with this Registration Statement

POWER OF ATTORNEY

We, the undersigned directors and/or officers of Lincoln Life & Annuity Company of New York, hereby constitute and appoint Delson R. Campbell, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky and John D. Weber, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any Registration Statements and any and all amendments to Registration Statements; including exhibits, or other documents filed on Forms N-6 or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any amendment to said Registration Statements as follows:

Variable Life Insurance Separate Accounts:
Lincoln Life & Annuity Flexible Premium Variable Life Account M: 333-141788; 333-141779; 333-141767; 333-141771; 333-141775; 333-141782; 333-141785; 333-141789; 333-141790; 333-148917; 333-155333; 333-170383; 811-08559
LLANY Separate Account R for Flexible Premium Variable Life: 333-141768; 333-141772; 333-141776; 333-141780; 333-141784; 333-141786; 333-149053; 811-08651
LLANY Separate Account S for Flexible Premium Variable Life: 333-141777; 333-141773; 333-141769; 811-09257
Lincoln Life & Annuity Flexible Premium Variable Life Account Y: 333-141770; 333-141774; 333-141778; 333-141783; 333-141781; 333-141787; 333-159954; 811-21029
Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B: 33-77496; 811-08470

Variable Annuity Separate Accounts:
Lincoln Life & Annuity Variable Annuity Account H: 333-141756; 333-141758; 333-141761; 333-141754; 333-141763; 333-141766; 333-147675; 333-148207; 333-147710; 333-171097; 811-08441
Lincoln Life & Annuity Variable Annuity Account L: 333-141755; 811-07785
Lincoln New York Account N for Variable Annuities: 333-141752; 333-141757; 333-141759; 333-141760; 333-141765; 333-141762; 333-145531; 333-148208; 333-147673; 333-147711; 333-149449; 333-171096; 811-09763

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed.  This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument.  Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________                                     Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio

/s/ Frederick J. Crawford *
______________________________                                                                           Executive Vice President and Director
Frederick J. Crawford

/s/ C. Phillip Elam II *
______________________________                                                                           Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________                                                                           Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ George W. Henderson, III *
______________________________                                                                           Director
George W. Henderson, III

Mark E. Konen *
______________________________                                                                           Director
Mark E. Konen

M. Leanne Lachman *
______________________________                                                                           Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                                                                           Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                                                                           Director
Patrick S. Pittard

We, Delson R. Campbell, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky and John D. Weber, have read the foregoing Power of Attorney.  We are the person(s) identified therein as agent(s) for the principal named therein.  We acknowledge our legal responsibilities.

/s/ Delson R. Campbell
____________________________________
Delson R. Campbell

/s/ Brian A. Kroll
____________________________________
Brian A. Kroll

/s/ John L. Reizian
____________________________________
John L. Reizian

/s/ Lawrence A. Samplatsky
____________________________________
Lawrence A. Samplatsky

/s/ John D. Weber
____________________________________
John D. Weber